Employee benefit obligations - Funded and Unfunded Pension Plans By Region (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Surplus (deficit)	£ (114)	£ (122)
Defined benefit obligation, at present value	(365)	(381)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit)	1	1
North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(23)	(30)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(56)	(60)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(36)	(33)
Funded plans by region
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(20)	(31)
Defined benefit obligation, at present value	(271)	(290)
Funded plans by region | United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit)	1	1
Defined benefit obligation, at present value	(9)	(9)
Funded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	11	7
Defined benefit obligation, at present value	(174)	(183)
Funded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(29)	(34)
Defined benefit obligation, at present value	(65)	(70)
Funded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(3)	(5)
Defined benefit obligation, at present value	(23)	(28)
Unfunded plans by region
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(94)	(91)
Defined benefit obligation, at present value	(94)	(91)
Unfunded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(34)	(37)
Defined benefit obligation, at present value	(34)	(37)
Unfunded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(27)	(26)
Defined benefit obligation, at present value	(27)	(26)
Unfunded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(33)	(28)
Defined benefit obligation, at present value	£ (33)	£ (28)